Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities
Net income	$ 702,000	$ 981,000
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Provision for loan losses	240,000	162,000
Depreciation expense	142,000	106,000
Net accretion of securities discounts	(4,000)	(84,000)
Amortization of deferred loan fees and costs	155,000	45,000
Deferred income taxes	(71,000)	85,000
Stock-based compensation expense	273,000	230,000
Gain on the sale of investment securities	(88,000)	(331,000)
Net gain on the sale of loans held for sale	(832,000)	(680,000)
Gain on the sale of SBA loans	0	(32,000)
Net loss on sale of other real estate owned	23,000	(7,000)
Changes in assets and liabilities which provided (used) cash:
Loans held for sale-originations	(43,870,000)	(33,860,000)
Loans held for sale-proceeds	48,479,000	30,078,000
Accrued interest receivable	(78,000)	(114,000)
Prepaid expenses and other assets	346,000	(351,000)
Accrued interest payable	(4,000)	(17,000)
Accrued expenses and other liabilities	(112,000)	180,000
Net Cash Provided (Used in) by Operating Activities	5,301,000	(3,609,000)
Cash Flows from Investing Activities
Net decrease (increase) in investment in interest-earning time deposits	499,000	(50,000)
Purchase of investment securities available for sale	(53,000)	(555,000)
Proceeds from calls of investment securities available for sale	500,000	3,538,000
Proceeds from the sale of securities available for sale	1,839,000	3,911,000
Principal payments received on mortgage-backed securities held to maturity	0	298,000
Net increase in loans receivable	(23,462,000)	(9,524,000)
Net decrease in investment in Federal Home Loan Bank stock	16,000	179,000
Proceeds from the sale of other real estate owned	92,000	439,000
Capitalized expenditures on other real estate owned	(48,000)	(20,000)
Purchase of premises and equipment	(171,000)	(590,000)
Net Cash Used in Investing Activities	(20,788,000)	(2,374,000)
Cash Flows from Financing Activities
Net increase in deposits	6,286,000	8,513,000
Repayment of Federal Home Loan Bank advances	(2,000,000)	(1,800,000)
Proceeds from Federal Home Loan Bank advances	5,500,000	0
Dividends paid	(185,000)	(153,000)
Purchase of treasury stock	(563,000)	(33,000)
Increase in advances from borrowers for taxes and insurance	233,000	169,000
Net Cash Provided by Financing Activities	9,271,000	6,696,000
Net (Decrease) Increase in Cash and Cash Equivalents	(6,216,000)	713,000
Cash and Cash Equivalents - Beginning of Year	12,400,000	11,687,000
Cash and Cash Equivalents - End of Year	6,184,000	12,400,000
Supplementary Disclosure of Cash Flow and Non-Cash Information:
Cash payments for interest	1,686,000	1,737,000
Cash payments for income taxes	295,000	772,000
Transfer of loans to other real estate owned	471,000	397,000
Transfer of mortgage-backed securities held to maturity to investment and mortgage-backed securities available for sale	$ 0	$ 3,591,000